Securitisations and Covered Bonds - Disclosure of Analysis of Securitisations and Covered Bonds (Details) £ in Millions	Jun. 30, 2023 GBP (£)	Jun. 30, 2023 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€)	Jun. 30, 2022 EUR (€)
Disclosure Of Securitisations And Covered Bonds [Line Items]
Notional amount	£ 210,222		£ 177,802
Gross assets	25,646		24,984
Euro 35bn Global Covered Bond Programme
Disclosure Of Securitisations And Covered Bonds [Line Items]
Notional amount | €		€ 35,000,000,000		€ 35,000,000,000	€ 35,000,000,000
Securitisation programmes
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	4,856		3,680
Securitisation programmes | Mortgage-backed master trust structures
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	4,106		3,674
Securitisation programmes | Other asset-backed securitisation structures
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	750		6
Holmes | Securitisation programmes | Mortgage-backed master trust structures
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	2,214		1,646
Fosse | Securitisation programmes | Mortgage-backed master trust structures
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	1,892		2,028
Motor | Securitisation programmes | Other asset-backed securitisation structures
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	0		6
Repton | Securitisation programmes | Other asset-backed securitisation structures
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	750		0
Euro 35bn Global Covered Bond Programme | Covered bond programme
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	£ 20,790		£ 21,304